Financial Instruments (Detail Textuals) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted contractual amount due out of surplus cash of subsidiary	$ 57,392			$ 42,070
Minimum expected repayment period of undiscounted contractual due	15 years
Proceeds from risk mitigation assets related to guarantees			$ 39,149
Recovery of credit loss			35,121
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reduced average contractual credit period	14 days
Payments for provisions			40,677
Proceeds from risk mitigation assets related to guarantees			39,149
Recovery of credit loss			$ 35,121
Net reversal of credit loss	$ 21,812	$ 1,317
Credit risk | Provision for credit commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Provision for credit loss	$ 833	$ 1,502
Bottom of range | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average contractual credit period for trade receivables	30 days
Top of range | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average contractual credit period for trade receivables	60 days
Average contractual credit period for sales	180 days